Registration Nos:  2-41251
                                                                       811-2214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

          Pre-Effective Amendment No.                                   /   /

          Post-Effective Amendment No. 45                               / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / X /

          Amendment No. 27                                              / X /


                                COLONIAL TRUST I
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                        Copy to
-----------------                                        -------

Michael H. Koonce                                        Peter MacDougall, Esq.
Colonial Management Associates, Inc.                     Ropes & Gray
One Financial Center                                     One International Place
Boston, MA  02111                                        Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /        immediately upon filing pursuant to paragraph (b).

/  X  /        on February 28, 1998 pursuant to paragraph (b).

/     /        60 days after filing pursuant to paragraph (a)(1).

/     /        on (date) pursuant to paragraph (a)(1) of Rule 485.

/     /        75 days after filing pursuant to paragraph (a)(2).

/     /        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST I

                              Cross Reference Sheet
                       (Colonial Tax-Managed Growth Fund)
                           Classes A, B, C, E, F. G, H

Item Number of Form N-1A    Prospectus Location or Caption
------------------------    ------------------------------
Part A
------
1.                          Cover Page

2.                          Cover Page; Summary of Expenses

3.                          The Fund's Financial History

4.                          The Fund's Investment Objective;
                            Organization and History;
                            How the Fund Pursues Its Objective and Certain Risk Factors

5.                          Cover Page;
                            How the Fund is Managed;
                            Organization and History;
                            Back Cover

6.                          Organization and History;
                            Distributions and Taxes;
                            General Information Regarding Buying and Selling Shares;
                            Possible Two-Tiered Structure;
                            Traditional Shares;
                            Gift Shares

7.                          General Information Regarding Buying and Selling
                            Shares;
                            How the Fund Values Its Shares;
                            12b-1 Plan; Back Cover

8.                          General Information Regarding Buying and Selling
                            Shares;
                            Exchanges;
                            Telephone Transactions

9.                          Not Applicable

February 28, 1998


STEIN ROE ADVISOR
TAX-MANAGED

GROWTH FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Stein Roe Advisor Tax-Managed Growth Fund (Fund), a diversified portfolio of Colonial Trust I (Trust), an open-end management investment company, seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.


The Fund is managed by Stein Roe & Farnham, Incorporated (Adviser), an affiliate of the Administrator and successor to an investment advisory business that was founded in 1932.


The Fund currently is structured as a traditional mutual fund investing in individual securities but may in the future be converted to a master/feeder structure. Under a master/feeder structure, the Fund would seek to achieve its objective by investing all of its assets in another open-end management investment company managed by the Adviser and having substantially the same objective and investment policies as the Fund. Shareholders of the Fund would be notified but would not have an opportunity to vote on such conversion.


The Fund's Traditional Shares (Classes A, B and C) are intended for traditional individual, joint, corporate, custodial, trust or retirement account investors. The Fund's Trust Shares (Classes E, F, G and H) are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. If Trust Shares are chosen, the investment will be held in an irrevocable trust until the date you have directed that it pass to the beneficiary of the gift. See "Trust Shares." Distributions from the trust are permitted only for limited, specified purposes.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1998 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Contents                                                       Page

Summary of Expenses
Possible Two-Tiered Structure

The Fund's Financial History

The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors
How the Fund Measures its Performance

How the Fund is Managed
How the Fund Values its Shares
Traditional Shares
Trust Shares
General Information Regarding Buying and
  Selling Shares
Distributions and Taxes

Exchanges of Traditional Shares

Telephone Transactions

12b-1 Plan

Organization and History

----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses, adjusted to reflect current fees, for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plan" for a more complete description of the Fund's various costs and expenses. It is anticipated that the Fund's annual operating expenses would not change materially upon conversion to a master/feeder structure.



Shareholder Transaction Expenses (1)(2)


                                          Class A    Class B     Class C     Class E      Class F       Class G        Class H
Maximum Initial Sales Charge Imposed
  on  a Purchase (as a % of offering
  price) (3)                               5.75%      0.00%(4)    0.00%(4)    5.00%(4)     0.00%(4)      4.50%(4)        0.00%(4)
Maximum Contingent Deferred Sales
  Charge (as a % of offering price)(3)     1.00%(5)   5.00%       1.00%       1.00%(6)     5.00%         1.00%(6)        5.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "General Information Regarding Buying and Selling Shares."

(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3)  Does not apply to reinvested distributions.

(4) Because of the distribution fees applicable to Class B, C, E, F, G and H shares, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. See "12b-1 Plan."


(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "Traditional Shares."
(6) Only with respect to any portion of purchases of $500,000 to $5 million redeemed within approximately 18 months after purchase. See "Trust Shares."



Annual Operating Expenses (as a % of average net assets)

                                          Class A      Class B     Class C      Class E     Class F     Class G      Class H
 Management and administration fees
   (after expense waiver or reimbursement)  0.03%       0.03%        0.03%       0.03%       0.03%        0.03%        0.03%
 12b-1 fees                                 0.25        1.00         1.00        0.35        1.00         0.35(7)      1.00
 Other expenses                             1.22        1.22         1.22        1.29        1.29         1.29         1.29
                                            ----        ----         ----        ----        ----         ----         ----
 Total operating expenses
 (after expense waiver or reimbursement)(8) 1.50%        2.25%       2.25%        1.67%       2.32%       1.67%        2.32%
                                           =====        =====       =====        =====       =====       =====        =====

(7) The actual 12b-1 fee will be 0.35% on assets attributed to shares outstanding less than five years, and 0.50% on assets attributed to shares outstanding for five years or more.

(8) Total expenses, excluding brokerage, interest, taxes, 12b-1 fees, trust service expenses and extraordinary expenses, are, until further notice, voluntarily limited by the Administrator and the Adviser to 1.25% of the first $100 million of average net assets, and 1.50% of average net assets over $100 million. Absent such expense limitation, "Management and administration fees" would be 1.00% for each Class and "Total operating expenses" would be 2.47%(Class A), 3.22%(Classes B and C), 2.64%(Classes E and G) and 3.29%(Classes F and H).

Examples

The following Examples show the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and reinvestment of dividends and distributions. The expense numbers in the Examples assume the expense limit described above is in effect. The 5% return and expenses used in these Examples should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary: Example 1 (assumes redemption at period end)


Period               Class A        Class B         Class C          Class E          Class F          Class G        Class H
1 year                 $ 72           $ 73            $ 33            $ 66              $ 74            $ 61           $ 74
3 years                $102           $100            $ 70(9)         $100              $102            $ 95           $102
5 years                $135           $140            $120            $136              $144            $132           $144
10 years               $226           $240(10)        $258            $238              $249(11)        $234           $249(12)


Example 2 (assumes no redemption)

Period               Class A        Class B         Class C          Class E          Class F         Class G        Class H
1 year                 $ 72           $ 23            $ 23            $ 66              $ 24            $ 61           $ 24
3 years                $102           $ 70            $ 70            $100              $ 72            $ 95           $ 72
5 years                $135           $120            $120            $136              $124            $132           $124
10 years               $226           $240(10)        $258            $238              $249(11)        $234           $249(12)


(9) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.
(10) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(11) Class F shares automatically convert to Class E shares after approximately 8 years; therefore, years 9 and 10 reflect Class E share expenses.
(12) Class H shares automatically convert to Class G shares after approximately 8 years; therefore, years 9 and 10 reflect Class G share expenses.

POSSIBLE TWO-TIERED STRUCTURE

The Fund currently is structured as a traditional mutual fund investing in individual securities, but may in the future convert to a master/feeder structure by transferring all of its portfolio assets to a separate open-end management investment company (Portfolio) with substantially the same investment objective as the Fund in exchange for an interest in the Portfolio. Thereafter, the Fund would seek to achieve its objective by investing all of its investable assets in the Portfolio, and the Portfolio would invest directly in individual portfolio securities. See "The Fund's Investment Objective," "How the Fund
Pursues its Objective and Certain Risk Factors" and "How the Fund is Managed" for information concerning the Fund's investment objective, policies, management and expenses. Shareholders of the Fund would be notified of, but would not have an opportunity to vote on, such conversion.

After any such conversion, in addition to the Fund, other institutional investors (including other investment companies) also would be able to invest in the Portfolio. The conversion would be effected to allow other such investors to invest in the Portfolio, potentially creating economies of scale and providing additional portfolio management flexibility for the Portfolio which, if achieved, also would indirectly benefit the Fund and its shareholders. The following describes certain of the effects and risks of this structure.

After any such conversion, matters submitted by the Portfolio to its investors for a vote would be passed along by the Fund to its shareholders, and the Fund would vote its entire interest in the Portfolio in proportion to the votes received from Fund shareholders. It is possible that other investors in the Portfolio could alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio. In addition, large scale redemptions by any other investors in the Portfolio could result in untimely liquidation of the Portfolio's security holdings, loss of investment flexibility, and an increase in the operating expenses of the Portfolio as a percentage of its assets. After any conversion, you would be able to obtain information about whether there are other investors in the Portfolio by writing or calling the Administrator at 1-800-426-3750.

After any conversion, the Fund would continue to invest in the Portfolio so long as the Trust's Board of Trustees determined it was in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective were changed so as to be inconsistent with the Fund's investment objective, the Board of Trustees would consider what action might be taken, including changes to the Fund's investment objective, or withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment adviser to manage the Fund's investments. Certain of these actions may require Fund shareholder approval. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution in kind could also result in a less diversified portfolio of investments for the Fund.

THE FUND'S  FINANCIAL  HISTORY
The following financial highlights for a share outstanding throughout the period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1997 Annual Report and is incorporated by reference into the Statement of Additional
Information:

                                                                                Period Ended
                                                                             October 31, 1997 (b)
                                             --------------------------------------------------------------------------------
                                              Class A     Class B    Class C (c) Class E    Class F      Class G     Class H
Net asset value - Beginning of period         $10.080     $10.080    $10.080     $10.080     $10.080     $10.080     $10.080
                                              --------    --------   --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(d)             0.040      (0.032)    (0.032)      0.030      (0.032)      0.030      (0.032)
Net realized and unrealized gain (d)            1.920       1.912      1.912       1.910       1.922       1.930       1.912
                                                -----       -----      -----       -----       -----       -----       -----
    Total from Investment Operations            1.960       1.880      1.880       1.940       1.890       1.960       1.880
                                                -----       -----      -----       -----       -----       -----       -----
Net asset value - End of period               $12.040     $11.960    $11.960     $12.020     $11.970     $12.040     $11.960
                                             ========    ========   ========    ========    ========    ========    =======
Total return (e)(f)(g)                         19.44%      18.65%     18.65%      19.25%      18.75%      19.44%      18.65%
                                              ------      ------     ------      ------      ------      ------      ------
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                 1.50%       2.25%      2.25%       1.60%       2.25%       1.60%       2.25%
Net investment income (loss) (h)(i)             0.39%      (0.36)%    (0.36)%      0.29%      (0.36)%      0.29%      (0.36)%
Fees and expenses waived or borne by
    the Adviser/Administrator (h)(i)            0.98%       0.98%      0.98%       0.98%       0.98%       0.98%       0.98%
Portfolio turnover (g)                            51%         51%        51%         51%         51%         51%         51%
Average commission rate                       $0.0564     $0.0564    $0.0564     $0.0564     $0.0564     $0.0564     $0.0564
Net assets at end of period (000)             $17,142     $38,452     $5,923        $346        $421      $1,288      $1,156
(a) Net of fees and expenses waived or borne
    by the Adviser/Adminstrator which
    amounted to:                               $0.096      $0.096     $0.096      $0.096      $0.096      $0.096      $0.096

(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i)  Annualized.


Further performance information is contained in the Fund's Annual Report to shareholders, which may be obtained without charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund invests primarily (at least 65% of its assets) in common stocks of large and medium capitalization companies (i.e., companies with at least $1 billion in equity market capitalization) believed by the Adviser to have above average earnings growth prospects. The Adviser uses fundamental research analysis and valuation techniques in order to identify potential investments for the Fund. Up to 35% of the Fund's total assets may be invested in a combination of (i) common stocks or American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) of non-U.S. companies and (ii) common stocks of small capitalization companies (i.e., companies with equity market capitalizations of less than $1 billion).


While the Fund's overriding objective is long-term capital growth, the Adviser may use certain investment techniques designed to reduce the payment by the Fund of taxable distributions to shareholders and thereby reduce the impact of taxes on shareholder returns. Such techniques will be used only if, in the Adviser's judgment, there will not be a materially negative impact on the Fund's pre-tax total return. Such techniques may include, among others, (i) purchasing low or non-dividend paying stocks, (ii) low portfolio turnover, which helps to minimize the realization and distribution of taxable capital gains; (iii) deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than short-term; (iv) selling securities that have declined in value to offset gains realized on the sale of other securities; and (v) when selling a portion of a holding, selling those securities with a higher cost basis first. The use of such techniques will not eliminate the payment by the Fund of taxable distributions. The Administrator has retained the professional services firm of Price Waterhouse LLP to provide tax consulting services.


Foreign  Investments.  The Fund may  invest  up to 35% of its  total  assets  in foreign securities including American Depositary Receipts. Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of such securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "How the Fund Pursues its Objective and Certain Risk Factors--Foreign Currency Transactions; Index and Interest Rate Futures; Options" in this Prospectus and "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.

Foreign Currency Transactions; Index and Interest Rate Futures; Options. In connection with its investments in foreign securities, the Fund may (i) purchase and sell foreign currencies on a spot or forward basis, (ii) enter into foreign currency futures contracts, (iii) write both put and call options on foreign currency futures contracts, and (iv) purchase and write both call and put options on foreign currencies. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated.
In addition, the Fund may enter into (i) index and interest rate futures contracts, (ii) write put and call options on such futures contracts, (iii) purchase and write both call and put options on securities and indexes, and (iv) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. The Fund may write a call or put option on a security only if the option is covered.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination.

An option generally gives the option holder the right, but not the obligation, to purchase or sell prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option.

Transactions in futures, options and similar investments may not achieve the goal of hedging to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying asset or benchmark. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit. Finally, if the Adviser's prediction on interest rates, stock market movements or other market factors is inaccurate, the Fund may be worse off than if it had not engaged in such transactions.

See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

Securities Loans. The Fund may lend its portfolio securities to broker-dealers or banks. Such loans will not exceed 30% of the Fund's total assets. Each such loan will be continuously secured by collateral at least equal at all times to the market value of the securities loaned. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments or in investment grade U.S. or foreign debt securities, Eurodollar certificates of deposit and obligations of savings institutions during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid securities.

Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of the Fund's net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of total assets of the Fund.

Other.  The Fund may not always  achieve its  investment  objective.  The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge (if any) applicable to the Class, and the contingent deferred sales charge or redemption fee (if any) applicable to the time period quoted. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent year's distributions by the maximum offering price of that Class at the end of the year. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Fund's Trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund's investment operations are managed by the Adviser. Subject to the supervision of the Fund's Trustees, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. See "Management of the Fund" in the Statement of Additional Information for information concerning the Trustees and officers of the Trust and the Fund.

The Fund is managed by a team of investment professionals assigned to it by the Adviser. No single individual has primary management responsibility over the Fund's portfolio securities.

The Adviser places all orders for the purchase and sale of securities for the Fund. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors. When the Adviser believes that more than one broker-dealer is capable of providing the best combination of price and execution in a particular portfolio transaction, the Adviser often selects a broker-dealer that furnishes it with research products or services. For its investment management services, the Adviser receives from the Fund a monthly fee at an annual rate of 0.60% of the Fund's average daily net assets.


The Administrator provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund pays the Administrator a monthly fee at the annual rate of 0.40% of average daily net assets for these services. The Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. Liberty Financial Investments, Inc. (Distributor), a subsidiary of the Administrator, serves as the Fund's distributor. Colonial
Investors Service Center, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the Fund's shareholder services and transfer agent for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses. Commencing in October, 1997, the fee for such transfer agency and shareholder services began to be reduced through twelve successive monthly reductions. After such reductions, the fee will be 0.236% annually of average net assets plus certain out-of-pocket expenses. The Transfer Agent also provides the Fund with trust administration services with respect to the Fund's Trust Shares (Classes E, F, G and H). The Fund pays a monthly fee for such services equal to $1.50 times the number of open Trust Share accounts during the month. Each of the foregoing fees is subject to any fee waiver or expense reimbursement to which the Adviser and/or the Administrator may agree. See "Summary of Expenses" on page 2.


The Administrator, the Distributor, the Adviser, and the Transfer Agent are all indirect subsidiaries of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost. All other securities and assets are valued at their fair value following procedures adopted by the Fund's Trustees.

TRADITIONAL SHARES


Traditional Shares may be purchased by traditional investors (such as individuals, joint tenants, corporations, custodians, individual retirement accounts, or qualified retirement plan accounts, among others). Investors desiring to purchase Traditional Shares may choose among Class A shares, Class B shares or Class C shares, each of which is described below.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:
                              _______Initial Sales Charge______
                                                    Retained
                                                    by Financial
                                                    Service
                                                        Firm
                               _____as % of______      as % of
                               Amount    Offering   Offering
 Amount Purchased             Invested     Price       Price

 Less than $50,000              6.10%      5.75%       5.00%
 $50,000 to less than
     $100,000                   4.71%      4.50%       3.75%
 $100,000 to less than
     $250,000                   3.63%      3.50%       2.75%
 $250,000 to less than
    $500,000                    2.56%      2.50%       2.00%
 $500,000 to less than
     $1,000,000                 2.04%      2.00%       1.75%
 $1,000,000 or more             0.00%      0.00%       0.00%


On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                                Commission

First $3,000,000                                  1.00%
Next $2,000,000                                   0.50%
Over $5,000,000                                    0.25%(1)

(1)    Paid over 12 months but only to the extent the shares remain outstanding.


In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by the investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that causes the account's value to exceed $1 million will be subject to a contingent deferred sales charge of 1.00% payable to the Distributor if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.


Class B Shares. Class B shares are offered at net asset value without an initial sales charge and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase equaling a percentage of the purchase price of the shares being redeemed. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


                  Years            Contingent Deferred
             After Purchase            Sales Charge
                   0-1                    5.00%
                   1-2                    4.00%
                   2-3                    3.00%
                   3-4                    3.00%
                   4-5                    2.00%
                   5-6                    1.00%
               More than 6                0.00%


Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.


The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.


TRUST SHARES


Trust Shares may be purchased by individuals seeking a convenient way to give an investment in the Fund to a child, grandchild or other individual. Rather than being held directly by you or the gift's eventual recipient (beneficiary), Trust Shares are held in an irrevocable trust, the trustee of which is an officer of the Administrator, until the trust termination date you specify, at which time the shares pass to the beneficiary. Distributions from the trust are permitted only for limited specified purposes. Subsequent investments into the same account do not affect the original trust termination date; however, no additional investments into an account (other than reinvestment of distributions) may be made within two years of the termination date. The duration of the trust may be as long as you choose, but must be at least 5 years from the initial purchase into the trust or until the beneficiary reaches the age of 18, whichever is later. The trust will terminate, and amounts held in the trust will be distributed, in the event of the beneficiary's death prior to the original trust termination date.


Two types of trust plans are available: Colonial Gift Plan and Colonial Advantage Plan. Each Plan has different provisions for the payment of distributions prior to trust termination and different tax implications for the donor and/or beneficiary. The Plan that is most suitable for you will depend on your specific financial and tax circumstances and your gift-giving objectives. The Transfer Agent provides the Fund with trust administration services with respect to each Trust Share class for which the Fund pays a monthly fee for such services equal to $1.50 times the number of open Trust Share accounts during the month.


Each Plan is described below:

Colonial Gift Plan

The Colonial Gift Plan is designed to serve exclusively as a vehicle for making a future gift of the Fund's shares. Under the Colonial Gift Plan the beneficiary will have no ability to access or withdraw the shares until the trust's termination. Because the gift is viewed by the Internal Revenue Service as a gift of a future interest, the gift will not be eligible for the Federal annual gift tax exclusion. The trust, not the beneficiary, will be taxed on any income and capital gains earned by the trust in excess of $100 per year. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will satisfy any taxes owed from the assets of the trust by redeeming Fund shares.

Colonial Advantage Plan

The Colonial Advantage Plan is designed to permit the donor and, under certain circumstances, the beneficiary, to direct the trustee to make distributions from the trust for specified purposes, and to provide additional benefits to the donor. Under the Colonial Advantage Plan, during the first 30 days following the contribution the beneficiary will have the right to withdraw the shares purchased by such contribution or their net asset value, plus any sales charge paid on the purchase, and the contribution will be eligible for the Federal annual gift tax exclusion. The trustee will provide the beneficiary with notice of the withdrawal right at the time of each contribution. Under a Clinton administration budgetary proposal, gifts made after December 31, 1998 to trusts such as the Colonial Advantage Plan would not be eligible for the Federal annual gift tax exclusion. Although it is too early to determine whether Congress will approve the President's proposed repeal of this exclusion from Federal gift tax, as of the date of this Prospectus, most commentators believe the likelihood of repeal to be remote. The beneficiary will be taxed on all of the trust's income and capital gains. In connection with the initial contribution the donor may direct the trustee, or authorize the beneficiary (if he or she is over 18) or the beneficiary's representative (if he or she is not also the donor), to direct the trustee to redeem Fund shares and distribute the proceeds to the beneficiary in order to provide funds for the beneficiary to pay such taxes. Such distributions would be made within 90 days after the end of each calendar year. The amount of each distribution would be determined by multiplying the amount of each class of income earned by the trust during the year times the highest marginal Federal tax rate for unmarried individuals applicable to that class of income. Once made, the election to receive tax distributions may not be revoked.

In connection with the initial contribution, the donor also may authorize the beneficiary (if he or she is over 18), or the beneficiary's representative (if he or she is not also the donor), to direct the trustee to redeem shares and pay the proceeds directly to a recognized post-secondary educational institution to cover the beneficiary's post-secondary educational expenses. Once made, the election to allow such distributions may not be revoked.

No other distributions from the trust are permitted until the trust's termination date. The trustee will send an information statement to the beneficiary each year showing the amount of income and capital gains to be reported on his or her income tax returns for that year.

The foregoing is a general summary only of the tax implications of an investment in the Fund's Trust Shares. More detailed information is available below under "Distributions and Taxes" and in the Fund's Statement of Additional Information. You should consult your financial or tax adviser for specific advice concerning which option may be most suitable for you.

Under each Plan, upon termination of the trust, the underlying Trust Shares (matured Trust Shares) automatically pass to the beneficiary. Prior to the termination date a notice will be sent to the beneficiary notifying him or her of the impending termination date and the options available to the beneficiary, and requesting certain information including the beneficiary's social security number. The beneficiary may be asked to sign and return a Form W-9. If not redeemed at this time by the beneficiary, the shares will be reregistered in the beneficiary's name. Thereafter, the beneficiary may not make additional investments into his or her Trust Share account other than through reinvestment of distributions. If the beneficiary dies during the term of the trust, the shares automatically pass to the beneficiary's executors or administrators to be disposed of as part of the beneficiary's estate.

Classes of Trust Shares

If you choose to purchase Trust Shares, the Class of shares you may purchase will depend on the length of time between the purchase date and the designated trust termination date. If that period is five years or more but less than ten years, you have the option of purchasing Class E or F shares. If the termination date is 10 years or more after the initial purchase date, you have the option of purchasing Class G or H shares. Class E, Class F, Class G and Class H shares are described below.

Five to Ten Year Trust Shares:

Class E Shares. Class E shares are offered at net asset value plus an initial sales charge as follows:

                              _______Initial Sales Charge______
                                                     Retained
                                                         by
                                                     Financial
                                                     Service
                                                        Firm
                               _____as % of______      as % of
                               Amount    Offering    Offering
 Amount Purchased             Invested     Price        Price

 Less than $50,000              5.26%      5.00%        5.00%
 $50,000 to less than
     $100,000                   4.17%      4.00%        4.00%
 $100,000 to less than
     $250,000                   3.09%      3.00%        3.00%
 $250,000 to less than
     $500,000                   1.52%      1.50%        1.50%
 $500,000 or more               0.00%      0.00%        0.00%

Class E shares also are subject to a 0.10% annual distribution fee. In addition to the amounts shown above as being retained by the financial service firm, the Distributor will pay to the financial service firm (i) an additional commission at the time of purchase of 0.75% of the offering price for investments up to but less than $500,000, and 1.00% for investments of $500,000 or more, and (ii) an on-going commission of 0.10% annually. The ongoing commission may be reduced or eliminated at any time.


Purchases of $500,000 to $5 million are subject to a contingent deferred sales charge of 1.00% of the purchase price of the shares being redeemed payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class F Shares. Class F shares are offered at net asset value without an initial sales charge and subject to the same declining contingent deferred sales charge and annual distribution fee described above under Class B shares. Class F shares convert automatically to Class E shares approximately eight years after purchase. The Distributor pays financial service firms a commission of 4.75% on Class F share purchases.

Ten or More Year Trust Shares:

Class G Shares. Class G shares are offered at net asset value plus an initial sales charge as follows:

                              _______Initial Sales Charge______
                                                    Retained
                                                    by Financial
                                                    Service
                                                        Firm
                               _____as % of______      as % of
                               Amount    Offering   Offering
 Amount Purchased             Invested     Price       Price

 Less than $50,000              4.71%      4.50%       4.50%
 $50,000 to less than
     $100,000                   3.63%      3.50%       3.50%
 $100,000 to less than
     $250,000                   2.56%      2.50%       2.50%
 $250,000 to less than
    $500,000                    1.27%      1.25%       1.25%
 $500,000 or more               0.00       0.00%       0.00%

Class G shares also are subject to an annual distribution fee of up to 0.25%. In addition to the amounts shown above as being retained by the financial service firm, the Distributor will pay to the financial service firm (i) an additional commission at the time of purchase of 1.75% of the offering price for investments up to but less than $500,000 and 1.25% for investments of $500,000 or more, and (ii) on-going commissions of 0.10% annually for shares outstanding for less than five years and 0.25% annually for shares outstanding five years or more; provided, however, that the additional 0.15% on-going commission payable after five years will only be paid to financial service firms that pay such additional amount in full to the individual representative. The ongoing commission may be reduced or eliminated at any time.


Purchases of $500,000 to $5 million are subject to a contingent deferred sales charge of 1.00% of the purchase price of the shares being redeemed payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class H Shares. Class H shares are offered at net asset value without an initial sales charge and subject to the same declining contingent deferred sales charge and annual distribution fee described above under Class B shares. Class H shares convert automatically to Class G shares approximately eight years after purchase. The Distributor pays financial service firms a commission of 5.25% on Class H share purchases.

Withdrawal Under the Colonial Advantage Plan. If the beneficiary under an Advantage Plan trust exercises his or her withdrawal rights, the financial service firm shall refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn shares or amount redeemed.

GENERAL INFORMATION REGARDING BUYING AND SELLING SHARES

Buying Shares. Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. For purchases of Trust Shares, a signed Trust Declaration Agreement adoption agreement must be received within ten days following the purchase.

The minimum initial investment generally is $2,500; the minimum subsequent investment generally is $250. For Colonial retirement accounts, the minimum initial and subsequent investments are each $25. Certificates generally will be issued only for Class A shares, and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Purchasers of Traditional Shares may choose among Class A, Class B and Class C shares. Purchasers of Trust Shares with trust terms of at least five but less than ten years may choose between Class E and Class F shares; Trust Share purchasers with trust terms of ten years or more may choose between Class G and Class H shares. Investors generally should compare any initial and/or deferred sales charges and distribution fees applicable to each class, given the expected length of the investment or trust term, in deciding which Class is most suitable for them. Investors also should consider whether they prefer to have 100% of the purchase price invested immediately (as is the case with Classes B, C, F and H). Purchases of $250,000 or more must be for Class A, C, E or G shares. Purchases of $500,000 or more must be for Class A,
E or G shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different Classes of shares. Payment of the ongoing commissions applicable to Classes C, E and G are conditioned upon receipt by the Distributor of such amounts from the Fund. The commission may be reduced or eliminated by the Distributor for any reason. If the beneficiary under an Advantage Plan trust exercises his or her withdrawal rights, the financial service firm shall refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn shares or amount redeemed. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other mutual funds distributed by the Distributor. See "Programs for Reducing or Eliminating Sales Charges" and "How to Buy Shares" in the Statement of Additional Information for more information.


Selling Shares. Traditional Shares and matured Trust Shares may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. The sale price is the net asset value (less any contingent deferred sales charge or redemption fee) next calculated after the request and any necessary documentation are received in proper form. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for Traditional Shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

For sales through financial service firms, the firm must receive the sales request prior to the time at which the Fund values its shares to receive that day's price. The firm is responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


The sale of shares is a taxable transaction for income tax purposes and may involve the payment of a contingent deferred sales charge. Contingent deferred sales charges are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. The amount of the contingent deferred sales charge is the applicable percentage shown above for each Class, applied to the cost (including any initial sales charge) of the shares at the time of purchase. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by Federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund also may deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain annually. Distributions on Traditional Shares and matured Trust Shares are reinvested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Distributions on Trust Shares are automatically reinvested until the trust's termination unless used to fund trust distributions permitted under the Advantage Plan. Regardless of the shareholder's election, distributions on
Traditional Shares of $10 or less will be reinvested. If a shareholder of Traditional Shares or matured Trust Shares has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election on Traditional Shares or matured Trust Shares, call the Transfer Agent for information.


Whether received in cash or in additional shares, distributions must be reported as taxable income unless they are held in a tax qualified account or by a tax-exempt institution. Under the Colonial Gift Plan, the trustee will file all income tax returns and pay all income taxes for income earned prior to the trust's termination. Under the Colonial Advantage Plan, the beneficiary will be obligated to report any income earned by the trust on his or her tax returns and to pay any applicable income taxes. If shares are purchased shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

A gift made through the purchase of the Fund's Trust Shares may have to be reported under Federal gift tax laws and may be subject to Federal gift taxes. In general, a Federal gift tax return must be filed reporting all gifts made by an individual during any calendar year, unless the gift qualifies for the Federal annual gift tax exclusion. To so qualify, the gift must be a gift of a "present interest" and must not exceed $10,000 when combined with any other gifts made to the same beneficiary during the calendar year. The limit is $20,000 for a married couple who elect "gift splitting," but such election must be made on a gift tax return filed for the calendar year in which the gift is made. Whether a gift made through the purchase of the Fund's Trust Shares qualifies for the annual exclusion depends on the Plan selected by the donor as well as on the combined amount of the gift and any other gifts made to the beneficiary by the donor during the particular year. In general, if no other gifts are made during the year to the beneficiary, a gift under the Advantage Plan will qualify for the Federal gift tax exclusion to the extent it does not exceed the $10,000/$20,000 maximum (see the reference under the subcaption "Colonial Advantage Plan" above to a Clinton administration budgetary proposal); a gift under the Gift Plan will not qualify for the annual exclusion. A gift tax return reporting the amount of the gift under the Gift Plan and the amount of any gift under the Advantage Plan not qualifying for the annual exclusion must be filed by the donor. A gift tax return must also be filed by a married donor to elect gift splitting and thereby take advantage of the higher $20,000 limitation on the annual exclusion. Any gift tax due on account of the purchase of Trust Shares is the sole responsibility of the donor and will not be paid from the Trust Shares.

A purchase of Trust Shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides. See "Trust Shares" above and "Additional Tax Matters Concerning Trust Shares" in the Fund's Statement of Additional Information for more detailed information about these and other tax matters applicable to an investment in the Fund. Due to the complexity of Federal and state laws pertaining to gifts in trust, you should consult your financial or tax adviser before investing in the Fund's Trust Shares.



EXCHANGES OF TRADITIONAL SHARES


Exchanges of Traditional Shares at net asset value may be made from any other mutual fund distributed by the Distributor, including funds advised by the Adviser and its affiliates, the Administrator and Newport Fund Management, Inc. Generally, such exchanges must be among the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available.


Exchanges which are the initial investment in the Fund's shares must meet the minimum initial investment requirement. Exchanges of the Fund's Class A and Class B shares into the same class of any other mutual fund distributed by the Distributor are limited to one exchange per twelve-month period.


Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if it is determined by the Administrator, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the Fund's investments in accordance with its objective or otherwise harm the Fund or its remaining shareholders. Trust Shares may not be exchanged for shares of any other fund.


Class A Shares. An exchange from a money market fund into the Fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to the Fund, after which exchanges are made at the net asset value next determined.


Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.


Class C Shares. Exchanges of Class C shares will not be subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.


Only one "roundtrip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund A to Fund B and back to Fund A would be permitted only once during each three-month period.



TELEPHONE TRANSACTIONS


Telephone redemption privileges may be elected for Traditional Shares on the account application by completing the Telephone Withdrawal Option section including the Bank Information. Such privileges also may be elected for Trust Shares after the trust matures by providing such information at or after trust maturity to the Transfer Agent. Once elected, telephone redemptions may be made by calling toll-free 1-800-422-3737 any business day between 9:00 a.m. Boston time and the time at which the Fund values its shares. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable to the extent reasonable procedures are not employed. Confirmations of telephone transactions will be mailed to the shareholder's address of record. Proceeds of telephone redemptions must be sent to a pre-designated bank account via federal funds wire or electronic funds transfer. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Despite the employment of the foregoing procedures, a shareholder may suffer a loss from unauthorized transactions.


Shareholders and/or their financial advisers wishing to redeem shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption by mail as described above under "General Information Regarding Buying and Selling Shares." The Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLAN


Under a 12b-1 Plan, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's average net assets. Pursuant to its Plan, the Fund also pays the Distributor distribution fees at the following annual rates:
0.75% of the average net assets attributed to its Class B, Class C, Class F and Class H shares; 0.10% of average net assets attributed to Class E shares; and up to 0.25% of average net assets attributed to Class G shares. The actual fee with respect to Class G shares will be 0.10% on Class G assets attributed to shares outstanding for less than five years and 0.25% on Class G assets attributable to shares outstanding for five years or more. Total returns and dividends will be lower on classes bearing a distribution fee than the returns and dividends of Class A shares. Class B, F and H shares automatically convert to Class A, E and G shares, respectively, approximately eight years after the original shares were purchased. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Administrator and the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Fund was organized in 1996 as a separate portfolio of the Trust, which is a Massachusetts business trust established in 1985.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. The trustee of trusts holding Trust Shares will send notices, proxy statements and proxies for shareholder meetings to the trusts' beneficiaries to enable them to attend meetings in person or vote by proxy. The trustee will vote all Trust Shares in accordance with instructions received from such beneficiaries and will vote all shares for which instructions are not received in the same proportion as those for which instructions are received.

Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Investment Adviser
Stein Roe & Farnham Incorporated
One South Wacker Drive
Chicago, IL  60606

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor

Liberty Financial Investments, Inc.
One Financial Center
Boston, MA  02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624







Your financial service firm is:










Printed in U.S.A.




February 28, 1998


STEIN ROE ADVISOR TAX-MANAGED
GROWTH FUND



PROSPECTUS



Stein Roe Advisor Tax-Managed Growth Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.


For more detailed information about the Fund, call the Administrator at 1-800-426-3750 for the February 28, 1998 Statement of Additional Information.





----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

                                COLONIAL TRUST I

                              Cross Reference Sheet
                       (Colonial Tax-Managed Growth Fund)
                                 Classes A, B, C

Item Number of Form N-1A    Prospectus Location or Caption
------------------------    ------------------------------
Part A
------
1.                          Cover Page

2.                          Cover Page; Summary of Expenses

3.                          The Fund's Financial History

4.                          The Fund's Investment Objective;
                            Organization and History;
                            How the Fund Pursues Its Objective and Certain Risk Factors

5.                          Cover Page;
                            How the Fund is Managed;
                            Organization and History;
                            Back Cover

6.                          Organization and History;
                            Distributions and Taxes;
                            General Information Regarding Buying and Selling Shares;
                            Possible Two-Tiered Structure;
                            Classes of Shares

7.                          General Information Regarding Buying and Selling
                            Shares;
                            How the Fund Values Its Shares;
                            12b-1 Plan; Back Cover

8.                          General Information Regarding Buying and Selling
                            Shares;
                            Exchanges;
                            Telephone Transactions

9.                          Not Applicable

February 28, 1998


STEIN ROE ADVISOR
TAX-MANAGED

GROWTH FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Stein Roe Advisor Tax-Managed Growth Fund (Fund), a diversified portfolio of Colonial Trust I (Trust), an open-end management investment company, seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.


The Fund is managed by Stein Roe & Farnham, Incorporated (Adviser), an affiliate of the Administrator and successor to an investment advisory business that was founded in 1932.


The Fund currently is structured as a traditional mutual fund investing in individual securities but may in the future be converted to a master/feeder structure. Under a master/feeder structure, the Fund would seek to achieve its objective by investing all of its assets in another open-end management investment company managed by the Adviser and having substantially the same objective and investment policies as the Fund. Shareholders of the Fund would be notified but would not have an opportunity to vote on such conversion.


This Prospectus explains concisely what you should know before investing in the Fund's Class A, Class B or Class C shares. Read it carefully and retain it for future reference. More detailed information about the Fund is in the February 28, 1998 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


Contents                                                 Page
Summary of Expenses
Possible Two-Tiered Structure
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors

How the Fund Measures its Performance
How the Fund is Managed
How the Fund Values its Shares
Classes of Shares
General Information Regarding Buying
  and Selling Shares
Distributions and Taxes
Exchanges
Telephone Transactions
12b-1 Plan
Organization and History

----------------------------- --------------------------
      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE
----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses, adjusted to reflect current fees, for an investment in the Class A, Class B and Class C shares of the Fund. See "How the Fund is Managed" and "12b-1 Plan" for a more complete description of the Fund's various costs and expenses. It is anticipated that the Fund's annual operating expenses would not change materially upon conversion to a master/feeder structure.


Shareholder Transaction Expenses (1)(2)

                                               Class A     Class B    Class C

 Maximum Initial Sales Charge Imposed on a
  Purchase (as a % of offering price) (3)       5.75%       0.00%(4)   0.00%(4)
 Maximum Contingent Deferred Sales
   Charge (as a % of offering price) (3)        1.00%(5)    5.00%      1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "General Information Regarding Buying and Selling Shares."

(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3)  Does not apply to  reinvested distributions.
(4) Because of the distribution fees applicable to Class B and C shares, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. See "12b-1 Plan."
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "Classes of Shares."

Annual Operating Expenses (as a % of average net assets)
                                            Class A     Class B      Class C
 Management and administration fees
   (after expense waiver or reimbursement)    0.03%       0.03%       0.03%
 12b-1 fees                                   0.25        1.00        1.00
 Other expenses                               1.22        1.22        1.22
                                              ----        ----        ----
 Total operating expenses (after expense
   waiver or reimbursement)(7)                1.50%       2.25%       2.25%
                                             =====        =====       =====


(6) Total expenses, excluding brokerage, interest, taxes, 12b-1 fees and extraordinary expenses, are, until further notice, voluntarily limited by the Administrator and the Adviser to 1.25% of the first $100 million of average net assets, and 1.50% of average net assets over $100 million. Absent such expense limitation, "Management and administration fees" would be 1.00% for each Class and "Total operating expenses" would be 2.47%(Class A) and 3.22%(Classes B and C).


Examples

The following Examples show the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and reinvestment of dividends and distributions. The expense numbers in the Examples assume the expense limit described above is in effect. The 5% return and expenses used in these Examples should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


Example 1 (assumes redemption at period end)

Period     Class A                         Class B                   Class C
1 year      $ 72                            $ 73                      $ 33
3 years     $102                            $100                      $ 70(7)
5 years     $135                            $140                      $120
10 years    $226                            $240(8)                   $258


Example 2 (assumes no redemption)

Period     Class A                        Class B                     Class C
1 year      $ 72                            $ 23                       $ 23
3 years     $102                            $ 70                       $ 70
5 years     $135                            $120                       $120
10 years    $226                            $240(8)                    $258



(7) Class C shares do not incur a contingent deferred sales charge redemptions made after one year.
(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

POSSIBLE TWO-TIERED
STRUCTURE

The Fund currently is structured as a traditional mutual fund investing in individual securities, but may in the future convert to a master/feeder structure by transferring all of its portfolio assets to a separate open-end management investment company (Portfolio) with substantially the same investment objective as the Fund in exchange for an interest in the Portfolio. Thereafter, the Fund would seek to achieve its objective by investing all of its investable assets in the Portfolio, and the Portfolio would invest directly in individual portfolio securities. See "The Fund's Investment Objective," "How the Fund
Pursues its Objective and Certain Risk Factors" and "How the Fund is Managed" for information concerning the Fund's investment objective, policies, management and expenses. Shareholders of the Fund would be notified of, but would not have an opportunity to vote on, such conversion.

After any such conversion, in addition to the Fund, other institutional investors (including other investment companies) also would be able to invest in the Portfolio. The conversion would be effected to allow other such investors to invest in the Portfolio, potentially creating economies of scale and providing additional portfolio management flexibility for the Portfolio which, if achieved, also would indirectly benefit the Fund and its shareholders. The following describes certain of the effects and risks of this structure.

After any such conversion, matters submitted by the Portfolio to its investors for a vote would be passed along by the Fund to its shareholders, and the Fund would vote its entire interest in the Portfolio in proportion to the votes received from Fund shareholders.
It is possible that other investors in the Portfolio could alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio. In addition, large scale redemptions by any other investors in the Portfolio could result in untimely liquidation of the Portfolio's security holdings, loss of investment flexibility, and an increase in the operating expenses of the Portfolio as a percentage of its assets. After any conversion, you would be able to obtain information about whether there are other investors in the Portfolio by writing or calling the Administrator at 1-800-426-3750.

After any conversion, the Fund would continue to invest in the Portfolio so long as the Trust's Board of Trustees determined it was in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective were changed so as to be inconsistent with the Fund's investment objective, the Board of Trustees would consider what action might be taken, including changes to the Fund's investment objective, or withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the retention of an investment adviser to manage the Fund's investments. Certain of these actions may require Fund shareholder approval. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash. Such a distribution in kind could also result in a less diversified portfolio of investments for the Fund.

THE FUND'S FINANCIAL HISTORY

The following is derived from the financial highlights for a share outstanding throughout the period which have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1997 Annual Report and is incorporated by reference into the Statement of Additional
Information:

                                                                             Period Ended
                                                                            October 31, 1997 (b)
                                                       --------------------------------------------------
                                                        Class A             Class B              Class C (c)
Net asset value - Beginning of period                   $10.080             $10.080              $10.080
                                                        --------            --------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(d)                       0.040              (0.032)              (0.032)
Net realized and unrealized gain (d)                      1.920               1.912                1.912
                                                          -----               -----                -----
    Total from Investment Operations                      1.960               1.880                1.880
                                                          -----               -----                -----
Net asset value - End of period                         $12.040             $11.960              $11.960
                                                        ========            ========             =======
Total return (e)(f)(g)                                   19.44%              18.65%               18.65%
                                                         ------              ------               ------
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                                           1.50%               2.25%                2.25%
Net investment income (loss) (h)(i)                       0.39%              (0.36)%              (0.36)%
Fees and expenses waived or borne by
    the Adviser/Administrator (h)(i)                      0.98%               0.98%                0.98%
Portfolio turnover (g)                                      51%                 51%                  51%
Average commission rate                                 $0.0564             $0.0564              $0.0564
Net assets at end of period (000)                       $17,142             $38,452               $5,923

(a) Net of fees and expenses waived or borne by
    the Adviser/Administrator  which amounted to:        $0.096              $0.096               $0.096

(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i)  Annualized.

Further performance information is contained in the Fund's Annual Report to shareholders, which may be obtained without charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.


HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund invests primarily (at least 65% of its assets) in common stocks of large and medium capitalization companies (i.e., companies with at least $1 billion in equity market capitalization) believed by the Adviser to have above average earnings growth prospects. The Adviser uses fundamental research analysis and valuation techniques in order to identify potential investments for the Fund. Up to 35% of the Fund's total assets may be invested in a combination of (i) common stocks or American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) of non-U.S. companies and (ii) common stocks of small capitalization companies (i.e., companies with equity market capitalizations of less than $1 billion).


While the Fund's overriding objective is long-term capital growth, the Adviser may use certain investment techniques designed to reduce the payment by the Fund of taxable distributions to shareholders and thereby reduce the impact of taxes on shareholder returns. Such techniques will be used only if, in the Adviser's judgment, there will not be a materially negative impact on the Fund's pre-tax total return. Such techniques may include, among others, (i) purchasing low or non-dividend paying stocks; (ii) low portfolio turnover, which helps to minimize the realization and distribution of taxable capital gains; (iii) deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than short-term; (iv) selling securities that have declined in value to offset gains realized on the sale of other securities; and (v) when selling a portion of a holding, selling those securities with a higher cost basis first. The use of such techniques will not eliminate the payment by the Fund of taxable distributions. The Administrator has retained the professional services firm of Price Waterhouse LLP to provide tax consulting services.


Foreign  Investments.  The Fund may  invest  up to 35% of its  total  assets  in foreign securities including American Depositary Receipts. Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of such securities may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable currency exchange rates, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "How the Fund Pursues its Objective and Certain Risk Factors--Foreign Currency Transactions; Index and Interest Rate Futures; Options" in this Prospectus and "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.


Foreign Currency Transactions; Index and Interest Rate Futures; Options. In connection with its investments in foreign securities, the Fund may (i) purchase and sell foreign currencies on a spot or forward basis, (ii) enter into foreign currency futures contracts, (iii) write both put and call options on foreign currency futures contracts, and (iv) purchase and write both call and put options on foreign currencies. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated.

In addition, the Fund may enter into (i) index and interest rate futures contracts, (ii) write put and call options on such futures contracts, (iii) purchase and write both call and put options on securities and indexes, and (iv) purchase other types of forward or investment contracts linked to individual securities, indexes or other benchmarks. The Fund may write a call or put option on a security only if the option is covered.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination.

An option generally gives the option holder the right, but not the obligation, to purchase or sell prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option.

Transactions in futures, options and similar investments may not achieve the goal of hedging to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying asset or benchmark. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit. Finally, if the Adviser's prediction on interest rates, stock market movements or other market factors is inaccurate, the Fund may be worse off than if it had not engaged in such transactions.

See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange listed securities of larger companies.

Securities Loans. The Fund may lend its portfolio securities to broker-dealers or banks. Such loans will not exceed 30% of the Fund's total assets. Each such loan will be continuously secured by collateral at least equal at all times to the market value of the securities loaned. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments or in investment grade U.S. or foreign debt securities, Eurodollar certificates of deposit and obligations of savings institutions during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid securities.

Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of the Fund's net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of total assets of the Fund.

Other.  The Fund may not always  achieve its  investment  objective.  The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge (if any) applicable to the Class, and the contingent deferred sales charge or redemption fee (if any) applicable to the time period quoted. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent year's distributions by the maximum offering price of that Class at the end of the year. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.


HOW THE FUND IS MANAGED

The Fund's Trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund's investment operations are managed by the Adviser. Subject to the supervision of the Fund's Trustees, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. See "Management of the Fund" in the Statement of Additional Information for information concerning the Trustees and officers of the Trust and the Fund.

The Fund is managed by a team of investment professionals assigned to it by the Adviser. No single individual has primary management responsibility over the Fund's portfolio securities.

The Adviser places all orders for the purchase and sale of securities for the Fund. In doing so, the Adviser seeks to obtain the best combination of price and execution, which involves a number of judgmental factors. When the Adviser believes that more than one broker-dealer is capable of providing the best combination of price and execution in a particular portfolio transaction, the Adviser often selects a broker-dealer that furnishes it with research products or services. For its investment management services, the Adviser receives from the Fund a monthly fee at an annual rate of 0.60% of the Fund's average daily net assets.


The Administrator provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund pays the Administrator a monthly fee at the annual rate of 0.40% of average daily net assets for these services. The Administrator also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. Liberty Financial Investments, Inc. (Distributor), a subsidiary of the Administrator, serves as the Fund's distributor. Colonial
Investors Service Center, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the Fund's shareholder services and transfer agent for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses. Commencing in October, 1997, the fee for such transfer agency and shareholder services began to be reduced through twelve successive monthly reductions. After such reductions, the fee will be 0.236% annually of average net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any fee waiver or expense reimbursement to which the Adviser and/or the Administrator may agree. See "Summary of Expenses" above.

The Administrator, the Distributor, the Adviser, and the Transfer Agent are all indirect subsidiaries of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost. All other securities and assets are valued at their fair value following procedures adopted by the Fund's Trustees.


CLASSES OF SHARES

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                           _______Initial Sales Charge______
                                                  Retained
                                                  by Financial
                                                  Service
                                                      Firm
                            _____as % of______      as % of
                            Amount     Offering   Offering
 Amount Purchased          Invested      Price       Price

 Less than $50,000           6.10%       5.75%       5.00%
 $50,000 to less than
     $100,000                4.71%       4.50%       3.75%
 $100,000 to less than
     $250,000                3.63%       3.50%       2.75%
 $250,000 to less
 than                        2.56%       2.50%       2.00%
    $500,000
 $500,000 to less than
     $1,000,000              2.04%       2.00%       1.75%
 $1,000,000 or more          0.00%       0.00%       0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

       Amount Purchased                   Commission

       First $3,000,000                      1.00%
       Next $2,000,000                       0.50%
       Over $5,000,000                       0.25%(1)

       (1) Paid over 12 months but only to the extent the shares remain outstanding.


In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by the investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that causes the account's value to exceed $1 million will be subject to a contingent deferred sales charge of 1.00% payable to the Distributor if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.


Class B Shares. Class B shares are offered at net asset value without an initial sales charge and are subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase equaling a percentage of the purchase price of the shares being redeemed. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


               Years             Contingent Deferred
           After Purchase           Sales Charge

                0-1                     5.00%
                1-2                     4.00%
                2-3                     3.00%
                3-4                     3.00%
                4-5                     2.00%
                5-6                     1.00%
            More than 6                 0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.


The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.


The Fund also offers Class E, F, G and H shares (Trust Shares) which are offered through a separate Prospectus and are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Trust Shares are held in an irrevocable trust until a specified date at which time they pass to a beneficiary. For more information about Trust Shares or to obtain a Prospectus, call the Distributor at 1-800-426-3750.



GENERAL INFORMATION REGARDING BUYING AND SELLING SHARES

Buying Shares. Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment generally is $2,500; the minimum subsequent investment generally is $250. For retirement accounts sponsored by the Distributor, the minimum initial and subsequent investments are each $25.
Certificates generally will be issued only for Class A shares, and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Investors generally should compare any initial and/or deferred sales charges and distribution fees applicable to each class, given the expected length of the investment or trust term, in deciding which Class is most suitable for them. Investors also should consider whether they prefer to have 100% of the purchase price invested immediately (as is the case with Class B and C shares). Purchases of $250,000 or more must be for Class A or C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different Classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other mutual funds distributed by the Distributor. See "Programs for Reducing or Eliminating Sales Charges" and "How to Buy Shares" in the Statement of Additional Information for more information.


Selling Shares. Fund shares may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. The sale price is the net asset value (less any contingent deferred sales charge or redemption fee) next calculated after the request and any necessary documentation are received in proper form. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

For sales through financial service firms, the firm must receive the sales request prior to the time at which the Fund values its shares to receive that day's price. The firm is responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


The sale of shares is a taxable transaction for income tax purposes and may involve the payment of a contingent deferred sales charge. Contingent deferred sales charges are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first. The amount of the contingent deferred sales charge is the applicable percentage shown above for each Class, applied to the cost (including any initial sales charge) of the shares at the time of purchase. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by Federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Fund also may deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


DISTRIBUTIONS AND TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain annually. Distributions are reinvested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. To change your election, call the Transfer Agent for information. Regardless of the shareholder's election, distributions of $10 or less will be reinvested. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Whether received in cash or in additional shares, distributions must be reported as taxable income unless they are held in a tax qualified account or by a tax-exempt institution. If shares are purchased shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


EXCHANGES


Exchanges at net asset value may be made from any other mutual fund distributed by the Distributor, including funds advised by the Adviser and its affiliates, the Administrator and Newport Fund Management, Inc. Generally, such exchanges must be among the same classes of shares. Consult your financial service firm for information regarding what funds are available.


Exchanges which are the initial investment in the Fund's shares must meet the minimum initial investment requirement. Exchanges of the Fund's Class A and Class B shares into the same class of any other mutual fund distributed by the Distributor are limited to one exchange per twelve-month period.


Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if it is determined by the Administrator, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage the Fund's investments in accordance with its objective or otherwise harm the Fund or its remaining shareholders.

Class A Shares. An exchange from a money market fund into the Fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to the Fund, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

Class C Shares. Exchanges of Class C shares will not be subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.


Only one "roundtrip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund A to Fund B and back to Fund A would be permitted only once during each three-month period.


TELEPHONE TRANSACTIONS


Telephone redemption privileges may be elected on the account application by completing the Telephone Withdrawal Options section including the Bank Information. Once elected, telephone redemptions may be made by calling toll-free 1-800-422-3737 any business day between 9:00 a.m. Boston time and the time at which the Fund values its shares. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable to the extent reasonable procedures are not employed. Confirmations of telephone transactions will be mailed to the shareholder's address of record. Proceeds of telephone redemptions must be sent to a pre-designated bank account via federal funds wire or electronic funds transfer. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Despite the employment of the foregoing procedures, a shareholder may suffer a loss from unauthorized transactions.


Shareholders and/or their financial advisers wishing to redeem shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption by mail as described above under "General Information Regarding Buying and Selling Shares." The Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLAN


Under its 12b-1 Plan, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's average net assets. Pursuant to its Plan, the Fund also pays the Distributor a distribution fee at an annual rate of 0.75% of the average net assets attributed to its Class B and Class C shares. Total returns and dividends will be lower on classes bearing a distribution fee than the returns and dividends of Class A shares. Class B shares automatically convert to Class A approximately eight years after the original shares were purchased. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Administrator and the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Fund was organized in 1996 as a separate portfolio of the Trust, which is a Massachusetts business trust established in 1985.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust which may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Stein Roe & Farnham Incorporated
One South Wacker Drive
Chicago, IL  60606

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor

Liberty Financial Investments, Inc.
One Financial Center

Boston, MA  02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624







Your financial service firm is:










Printed in U.S.A.




February 28, 1998


STEIN ROE ADVISOR TAX-MANAGED
GROWTH FUND



PROSPECTUS



Stein Roe Advisor Tax-Managed Growth Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.


For more detailed information about the Fund, call the Administrator at 1-800-426-3750 for the February 28, 1998 Statement of Additional Information.






















----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

Colonial Mutual Funds
Please send your completed application to:

Colonial Investors Service Center, Inc. (CISC)
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                                                            $1,000,000)

Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested) Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, The Colonial Group, Inc. and its affiliates and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the preceding business day if the 10th falls on a non-business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax adviser before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day, if indicating EFT, month).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day,if indicating EFT, month).


Payment instructions
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. Your bank must be a member of the Automated Clearing House System.
__The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal pptions
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption Privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial Investor Service Center, Inc. (CISC) and the fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by CISC to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial, Newport or Stein Roe Advisor fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial, Newport or Stein Roe Advisor fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand EFT Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial, Newport or Stein Roe Advisor fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial, Newport or Stein Roe Advisor fund account by electronic funds transfer based on your telephone request. You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." (Deposit slips are not a substitution). Also, complete the section below. Please allow 3 weeks for CISC to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Fundamatic)
__Fundamatic Frequency
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. (CISC) Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution). See reverse for bank instructions.

I authorize CISC to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial, Newport or Stein Roe Advisor fund. CISC and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and CISC may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial, Newport or Stein Roe Advisor funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial, Newport or Stein Roe Advisor fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial, Newport or Stein Roe Advisor funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Liberty Financial Investments, Inc. (LFII), the Fund's prospectus, and this application. We will notify LFII, of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- CISC can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Fundamatic (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by CISC without prior notice if any check is not paid upon presentation. CISC has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. (CISC) to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of CISC, CISC, hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.



Liberty Financial Investments, Inc., Distributor              SH-185E-0997

                                COLONIAL TRUST I

                              Cross Reference Sheet
                       (Colonial Tax-Managed Growth Fund)



                           Location or Caption in Statement of
Item Number of Form N-1A   Additional Information
------------------------   ----------------------
Part B
------
10.                        Cover Page

11.                        Table of Contents

12.                        Not Applicable

13.                        Investment Policies; Portfolio Turnover

14.                        Fund Charges and Expenses; Management of the Fund

15.                        Management of the Fund

16.                        Management of the Fund

17.                        Management of the Fund

18.                        Shareholder Meetings; Shareholder Liability

19.                        How to Buy Shares; Determination of Net Asset Value;
                           Suspension of Redemptions; Special Purchase
                           Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares

20.                        Taxes-General; Additional Tax Matters Concerning Gift
                           Shares

21.                        Management of the Colonial Fund

22.                        Performance Measures

23.                        Management of the Fund

                    STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND

                       Statement of Additional Information

                                February 28, 1998




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Stein Roe Advisor Tax-Managed Growth Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated February 28, 1998. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31, 1997. Investors may obtain a free copy of the Prospectus from Liberty Financial Investments, Inc., One Financial Center, Boston, MA 02111-2621. Effective with the date of this SAI, the Fund's name is changed to its current name from "Colonial Tax-Managed Growth Fund."



TABLE OF CONTENTS

                                                                         Page

Definitions
Investment Policies
Additional Information Concerning Investment Practices
Taxes - General
Additional Tax Matters Concerning Gift Shares
Management of the Fund
Portfolio Turnover
Fund Charges and Expenses
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures and Information
Appendix I

MG-16/869E-0298

DEFINITIONS
"Trust"                   Colonial Trust I

"Fund"                    Stein Roe Advisor Tax-Managed Growth Fund
"Administrator"           Colonial Management Associates, Inc., the Fund's
                            administrator
"LFII"                    Liberty Financial Investments, Inc., the Fund's
                            Distributor
"CISC"                    Colonial Investors Service Center, Inc., the Fund's
                            investor services and transfer agent

"Adviser"                 Stein Roe & Farnham Incorporated, the Fund's
                            investment adviser

INVESTMENT POLICIES
The Fund is subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

As fundamental investment policies, the Fund may not:
1. Issue senior securities other than through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets;
2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell
      (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);
3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;
5. Make loans, except through (i) lending of securities not exceeding 30% of total assets, (ii) the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and
      (iii) repurchase agreements; and
6. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.    Have a short  securities  position,  unless the Fund owns,  or owns rights
      (exercisable without payment) to acquire, an equal amount of such securities; and
3.    Invest more than 15% of its net assets in illiquid assets.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES
Additional   information  concerning  certain  of  the  Fund's  investments  and investment practices is set forth below.

Foreign Securities
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the Prospectus, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Options on Securities
Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the Fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.


A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


Options on futures contracts. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Adviser`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Rule 144A Securities
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES - GENERAL

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.


Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement imposed pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").


Fund Distributions. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Pursuant to the 1997 Act, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) generally applies to net gains on capital assets held for more than one year but not more than 18 months ("28% gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as 28% gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of 28% gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. Distributions will be taxed as described above whether received in cash or in Fund shares.


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Sales of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 28% capital gain if the shares have been held for more than 12 months but not more than 18 months, and as adjusted net capital gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss if shares have been held for more than 18 months. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


Tax Accounting Principles. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months for tax years beginning on or before August 5, 1997; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).



Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.


Foreign Currency-Denominated Securities and Related Hedging Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.


Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.


ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES
Federal Gift Taxes. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Colonial Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceeds $10,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Colonial Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.


No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt) exceed the federal gift and estate tax exemption equivalent amount. the following are the applicable exclusion amounts through 2006:


  In the case of estates of decedents                  The applicable
      dying, and gifts made, during:                  exclusion amount is:
             1998                                        $  625,000
             1999                                        $  650,000
             2000 and 2001                               $  675,000
             2002 and 2003                               $  700,000
             2004                                        $  850.000
             2005                                        $  950,000
             2006 or thereafter                          $1,000,000


Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts for transfers at death. The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.


The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes
If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Advantage Plan and does not exceed the available annual exclusion amount. A $1,000,000 exemption (the "GST exemption") is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate of 55% on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

Income Taxes The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 28%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.


If the donor selects the Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 39.6%), but at a much lower taxable income level ($8,350 for 1998) than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 28%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.


When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation with Qualified Adviser
Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax adviser before investing in Trust Shares.

MANAGEMENT OF THE FUND

Each  of  the  Adviser,  the  Administrator,   CISC  and  LFII  is  an  indirect
wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers
Name and Address                Age      Position with      Principal Occupation
                                         Fund

Robert J. Birnbaum              70       Trustee            Retired (formerly Special Counsel, Dechert Price & Rhoads
313 Bedford Road                                            from September, 1988 to December, 1993).
Ridgewood, NJ 07450


Tom Bleasdale                   67       Trustee            Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                    Executive Officer, Shore Bank & Trust Company from
Naples, FL  34105                                           1992-1993), is a Director of The Empire Company since

                                                            June, 1995.


Lora S. Collins                 62       Trustee            Attorney (formerly Attorney, Kramer, Levin, Naftalis,
1175 Hill Road                                              Nessen, Kamin & Frankel from September, 1986 to November,
Southold, NY 11971                                          1996).


James E. Grinnell               68       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.         73       Trustee            Retired, is a Trustee of certain charitable and
103 Springline Drive                                        non-charitable organizations since February, 1990.
Vero Beach, FL 32963

Richard W. Lowry                61       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963


William E. Mayer*               57       Trustee            Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                  of Business and Management, University of Maryland from
New York, NY  10022                                         October, 1992 to November, 1996, Dean, Simon Graduate
                                                            School of  Business, University of Rochester from
                                                            October,   1991   to July, 1992).


James L. Moody, Jr.             66       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
P.O. Box 1000                                               Co. from May, 1984 to May, 1997, and Chief Executive
Portland, ME  04104                                         Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).


John J. Neuhauser               54       Trustee            Dean, Boston College School of Management since 1978.
140 Commonwealth Avenue

Chestnut Hill, MA 02167

George L. Shinn                 74       Trustee            Financial Consultant since 1989.
Credit Suisse First Boston
Corp.
Eleven Madison Avenue
25th Floor
New York, NY 10010-3629


Robert L. Sullivan              70       Trustee            Retired Partner, Peat Marwick Main & Co.
7121 Natelli Woods Lane
Bethesda, MD 20817


Sinclair Weeks, Jr.             74       Trustee            Chairman of the Board, Reed & Barton Corporation since
Bay Colony Corporate Ctr.                                   1987.
Suite 4550
1000 Winter Street
Waltham, MA 02154


Harold W. Cogger                62       President          President of Colonial funds since March, 1996 (formerly
                                         (formerly Vice     Vice President from July, 1993 to March, 1996); is
                                         President)         Director since March, 1984  and Chairman of the Board,
                                                            since March, 1996 of the Administrator (formerly
                                                            President from July, 1993 to December,1996, Chief Executive Officer from
                                                            March,  1995 to  December,  1996 and  Executive  Vice  President  from
                                                            October,  1989 to July, 1993); Director of the Adviser since November,
                                                            1996;  Director since October,  1991 and Chairman of the Board,  since
                                                            March, 1996, of The Colonial Group, Inc. (TCG)(formerly President from
                                                            October,  1994 to December,  1996, Chief Executive Officer from March,
                                                            1995 to December,  1996);  Executive Vice President and Director since
                                                            March, 1995, Liberty Financial.


Timothy J. Jacoby               45       Treasurer, Chief   Treasurer and Chief Financial Officer of Colonial funds
                                         Financial          since October, 1996 (formerly Controller and Chief Accounting Officer
                                         Officer and        from October, 1997 to February, 1998), is Senior Vice President of the
                                         Chief Accounting   Adviser since September, 1996 (formerly Senior Vice President,
                                         Officer            Fidelity Accounting and Custody Services from
                                                            September, 1993 to September,1996 and Assistant Treasurer to the
                                                            Fidelity Group of Funds from August, 1990 to September, 1993).


J. Kevin Connaughton            33       Controller and     Controller and Chief Accounting Officer of Colonial
                                         Chief Accounting   funds since February, 1998, is Vice President of the
                                         Officer            Adviser since February, 1998 (formerly Senior Tax
                                                            Manager, Coopers & Lybrand, LLP from April 1996 to
                                                            January 1998; Vice President, 440 Financial Group/First
                                                            Data Investor Services Group from 1994 to 1996;
                                                            Vice President, Mellon Bank/The Boston Company/The
                                                            Shareholder Services Group from 1992 to 1994).

Davey S. Scoon                  51       Vice President     Vice President of Colonial funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Adviser (formerly Senior Vice
                                                            President and Treasurer of the Adviser from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995).

Michael H. Koonce               37       Secretary          Secretary of Colonial funds since August, 1997, is
                                                            Director, Senior Vice President, General Counsel, Clerk
                                                            and Secretary since August, 1997 of the Administrator
                                                            (formerly Vice President, Counsel, Asst. Secretary and
                                                            Asst. Clerk from June, 1992 to July, 1997); Vice
                                                            President Clerk and General Counsel of TCG since
                                                            August, 1997 (formerly Asst. Clerk from April, 1993 to
                                                            July, 1997).


* A Trustee who is an "interested person" (as defined in the Act) of the Fund, the Adviser or the Administrator.

The address of the  officers of the Fund is One  Financial  Center,  Boston,  MA
02111.

The Trustees serve as trustees of all Colonial funds. For such service, each Trustee receives an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees Fees

For the fiscal period ended October 31, 1997 and the calendar year ended December 31, 1997, the Trustees of the Trust received the following compensation for serving as Trustees(a):


                                                                                   Total Compensation From Trust and Fund
                             Aggregate Compensation From The Fund                  Complex Paid To The Trustees For The
                             For The Fiscal Period Ended October                   Calendar Year Ended December 31, 1997(c)
Trustee                      31, 1997(b)
Robert J. Birnbaum                           $465                                             $  93,949
Tom Bleasdale                                 548(d)                                            106,432(e)
Lora S. Collins                               465                                                93,949
James E. Grinnell                             471(f)                                             94,698(g)
William D. Ireland, Jr.                       506                                               101,445
Richard W. Lowry                              471                                                94,698
William E. Mayer                              448                                                89,949
James L. Moody, Jr.                           482(h)                                             98,447(i)
John J. Neuhauser                             471                                                94,948
George L. Shinn                               526                                               103,443
Robert L. Sullivan                            505                                                99,945
Sinclair Weeks, Jr.                           506                                               101,445


(a) The Funds do not currently offer pension or retirement plan benefits to Trustees. (b) Trustee fee information for the Fund is for the period December 30, 1996 through October 31, 1997. (c) At December 31, 1997, the Colonial Funds complex consisted of 39 open-end and 5 closed-end management investment company portfolios.
(d) Includes $202 payable in later years as deferred compensation.
(e) Includes $57,454 payable in later years as deferred compensation.
(f) Includes $8 payable in later years as deferred compensation.
(g) Includes $6,273 payable in later years as deferred compensation.
(h) Total compensation of $307 will be payable in later years as deferred compensation.
(i) Total compensation of $98,447 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds) for service during the calendar year ended December 31, 1997:


                                                         Total Compensation
                                                         From Liberty Funds For
                                                         The Calendar Year Ended
Trustee                                                  December 31, 1997 (j)

Robert J. Birnbaum                                        $26,800
James E. Grinnell                                          26,800
Richard W. Lowry                                           26,800


(j)     The  Liberty  Funds are  advised by  Liberty  Asset  Management  Company
        (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc.(an intermediate parent of the Adviser and the Administrator).



Investment Adviser
Under its Management Agreement with the Fund, the Adviser provides the Fund with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this SAI. The Adviser is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Fund Transactions" below). The Management Agreement provides for the payment to the Adviser of the fee described in the Prospectus."


The Adviser and its predecessor have been providing investment advisory services since 1932. The Adviser acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1997, the Adviser managed over $27.5 billion in assets: over $9.8 billion in equities and over $17.7 billion in fixed-income securities (including $1.7 billion in municipal securities). The $27.5 billion in managed assets included over $7.1 billion held by open-end mutual funds managed by the Adviser (approximately 15% of the mutual fund assets were held by clients of the Adviser). These mutual funds were owned by over 268,000 shareholders. The $7.1 billion in mutual fund assets included over $714 million in over 41,000 Individual Retirement Accounts (IRAs). In managing those assets, the Adviser utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 9,000 companies. The Adviser also monitors over 1,400 issues via a proprietary credit analysis system. At December 31, 1997, the Adviser employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 24 years.


The directors of the Adviser are Harold W. Cogger, Kenneth R. Leibler, C. Allen Merritt, Jr., Timothy K. Armour and Hans P. Ziegler. Mr. Cogger's affiliations and business address are referenced above; Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Executive Vice President and Treasurer of Liberty Financial; Mr. Armour is President of the Adviser's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Adviser. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Federal Reserve Plaza , Boston, Massachusetts 02210; that of Messrs. Armour and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

Under the Management Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Portfolio Transactions
The Adviser places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts.
The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

Administration Agreement
Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment adviser and/or administrator for 41 open-end and 5 closed-end management investment company portfolios, and is the administrator for 5 open-end management investment company portfolios (collectively, Colonial funds). Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $17 billion in net assets.

Trust Services Agreement
Pursuant to a Trust Services Agreement, CISC provides the Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CISC's fee is described in the Prospectus.

Pricing and Bookkeeping Agreement
The Administrator provides pricing and bookkeeping services to the Fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Administrator is paid monthly a fee of $2,250 by the Fund, plus a monthly percentage fee based on net assets of the Fund equal to the following: 1/12 of 0.000% of the first $50 million; 1/12 of 0.035% of the next $950 million; 1/12 of 0.025% of the next $1 billion; 1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion.

Principal Underwriter

LFII is the principal underwriter of the Fund's shares. LFII has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.


12b-1 Plan


The Fund offers seven classes of shares - Class A, Class B, Class C, Class E, Class F, Class G and Class H. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFII service and distribution fees at the annual rates described in the Prospectus. LFII may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFII's expenses, LFII may realize a profit from the fees. The
Plans authorize any other payments by the Fund to LFII and its affiliates (including the Adviser and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Shareholder Servicing and Transfer Agent
CISC is the Fund's shareholder servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees as described in the Fund's
Prospectus which are paid monthly by the Fund. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CISC or generally by six months' notice by CISC to the Fund. The agreement limits the liability of CISC to the Fund for loss or damage incurred by the Fund to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Custodian of the Fund
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

Independent Accountants of the Fund

Price Waterhouse LLP are the Fund's independent accountants providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing in the October 31, 1997 Annual Report, are incorporated in this SAI by reference.


Ownership of the Fund

At January 31, 1998, the Trustees of the Trust as a group did not own any shares of the Fund. The officers of the Trust did not own any shares of the Fund individually, except that the Administrator, of which each of the Trust's officers are also officers, owned the number of shares referenced below.


As of record, January 31, 1998, there were the following owners of 5% or more of each class of the Fund's shares:


                                        Class A       Class B   Class C     Class E   Class F   Class G   Class H

Merrill Lynch Pierce Fenner & Smith    229,750      1,036,459   139,331        -0-      -0-       -0-       -0-
for the Sole Benefit of its Customers  (12.22%)       (24.50%)  (19.25%)

Attn: Fund Administration
4800 Deer Lake Drive, East, 3rd Floor
Jacksonville, FL  32246--332,544


Colonial Management Associates, Inc.      <5%            <5%       <5%     10,000   10,000    10,000     10,000
One Financial Center                                                     (25.86%)  (20.99%)   (6.53%)     (7.09%)

Boston, MA  02111-2624

                                       Class A       Class B   ClassC     Class E   Class F   Class G   Class H
Briena B. Jones                           -0-            -0-       -0-        -0-    6,189       -0-       -0-
Gift Plan Trust                                                                   (12.99%)
c/o Beulah M. Crumpton
16150 Isal Maria Circle
Morena Valley, CA  92553

Benjamine Heins                           -0-            -0-       -0-      2,295      -0-       -0-       -0-
Advantage Plan Trust                                                      (5.94%)
2200 Oregon Road
Mattituck, NY  11952

Benjamin Jacobs                           -0-            -0-       -0-      4,943      -0-       -0-       -0-
Advantage Plan Trust                                                     (12.79%)
c/o Ivan Jacobs
1080 Saddlebrook Road
Mountainside, NJ  07092-1511

Lewis Tedaldi & Rick Tedaldi &            -0-            -0-    37,692        -0-      -0-       -0-       -0-
Lynne Tedaldi JTWROS                                           (5.21%)
P.O. Box 10
Washintonville, NY  10992


At January 31, 1998, there were 1,051 Class A, 1,821 Class B, 282 Class C, 42 Class E, 48 Class F, 219 Class G and 221 Class H, shareholders of record.


FUND CHARGES AND EXPENSES


Recent Fees paid to the Adviser, the Administrator, LFII and CISC
(dollars in thousands)(k)(before voluntary reductions)


                                                     Period December 30, 1996
                                                (effective date of registration)
                                                      through October 31, 1997

Management fee                                                  $142
Administration fee                                                96
Bookkeeping fee                                                   24
Shareholder service and transfer agent fee                        65

12b-1 fees:

     Service fee                                                  58
     Distribution fee - Class B                                  105
     Distribution fee - Class C                                   13
     Distribution fee - Class E                                   (l)
     Distribution fee - Class F                                    2
     Distribution fee - Class G                                    1
     Distribution fee - Class H                                    3
Fees and expenses waived or borne by the Adviser/Administrator  (239)

(k) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(l) Rounds to less than one.


Brokerage Commissions (dollars in thousands)
                                               Period December 30, 1996
                                            (effective date of registration)
                                                  through October 31, 1997

Total commissions                                            $94
Directed transactions                                          0
Commissions on directed transactions                           0


Sales Charges (dollars in thousands)
                                              Period December 30, 1996
                                       (effective date of registration)
                                             through October 31, 1997

Aggregate initial sales charges on Fund shares sales          $645
Initial sales charges retained by LFII                          69
Aggregate CDSCs on Fund redemptions retained by LFII            25


Sales-related Expenses (dollars in thousands) of LFII relating to the Fund for the period December 30, 1996 (effective date of registration) through October 31, 1997 were:

                                                     Class  A    Class  B    Class C   Class E   Class F   Class G   Class H

Fees to FSFs                                            $15       $1,387      $56         $7       $12      $21       $40
Cost of sales material relating to the Fund (including
  printing and mailing expenses)                        303          487       76          7         2        6         9
Allocated travel, entertainment and other promotional
  expenses (including advertising)                       61          125       22          1         1        4         4


DETERMINATION OF NET ASSET VALUE

The Fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.


The Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at fair value as determined by the Adviser in good faith under the direction of the Fund's Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Purchases of Gift Shares require the completion and delivery of additional documentation, and will not be processed until such documentation is received by CISC in good order.


The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFII's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFIICISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CISI may from time to time reallow additional amounts to all or certain FSFs. LFII generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFII for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.


CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with LFII.


Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, E, F, G or H shares. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


Fundamatic Program. (Classes A, B and C only) As a convenience to investors, Class A and Class B shares of the Fund may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $250 are used to purchase Fund shares at the public offering price next determined after LFII receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFII.


Tax-Sheltered Retirement Plans. (Classes A, B and C only) LFII offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFII prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFII.


Participants in non-LFII prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with CISC. Participants in LFII prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to CISC. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFII IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares or on matured Gift Shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Rights of Accumulation and Statement of Intent (Class A, Class E and Class G only). Reduced sales charges on Class A, E and G shares can be effected by combining a current purchase with prior purchases of shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial fund shares held by the shareholder or donor (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund).


LFII must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by CISC. The Fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A, E and G shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Colonial fund shares held by the shareholder on the date of the Statement in Colonial funds (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or G shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased.
A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.


If the amount of the Statement is not purchased, the shareholder shall remit to LFII an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A , E or G shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.


Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of the Fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Privileges of Colonial Employees or Financial Service Firms. Class A, E and G shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Administrator, LFII and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFII; and such persons' families and their beneficial accounts.


Sponsored Arrangements. Class A, E and G shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A, E and G shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with LFII pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.


Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes B, C, E and G and , matured Class F and H shares). CDSCs may be waived on redemptions in the following situations with the proper documentation:

     1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on ----- an individual account,
          (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act
          (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

     2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CISC, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

     3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

     4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

     5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.


     6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFII for at least two years.


     7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E, F, G and H shares (i) where the proceeds are used to directly pay trust taxes, and (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan (Class A, B and C shares and matured Trust Shares only)

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B, C, F and H shares of the under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, C, F or H share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered Colonial fund into shares of the same class of the Fund. The Class A, B and C shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFII (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFII are not available to residents of all states. Consult CISC before requesting an exchange.

By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other funds are available from the Colonial Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus, the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.


Yield
Non money market. The yield for each class of shares is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), (ii) dividing the result by the product of the average daily number of shares of the Fund entitled to dividends for the period and the maximum offering price of the on the last day of the period, and (iii) then annualizing the result assuming semi-annual compounding. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Fund's portfolio securities (net of the Fund's expenses). The Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

Performance Depictions and Comparisons. The Fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by CISI or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.


Investment Performance. The Fund's yields for the month ended October 31, 1997 were as follows:

                  Class A        Class B        Class C        Class E          Class F        Class G       Class H
Yield              -0.27%        -1.09%         -1.09%          -0.39%          -1.18%         -0.38%         -1.12%
Adjusted Yield     -0.89%        -1.75%         -1.75%          -1.02%          -1.84%         -1.01%         -1.78%


The Fund's total returns at October 31, 1997 were as follows:

                                 Class A Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With sales charge of 5.75%          12.58%
Without sales charge                19.44%


                                 Class B Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With applicable CDSC             13.65% (5.00%CDSC)
Without CDSC                     18.65%


                                 Class C Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With applicable CDSC             17.65% (1.00%CDSC)
Without CDSC                     18.65%


                                 Class E Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With sales charge of 5.00%          13.28%
Without sales charge                19.25%


                                 Class F Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With applicable CDSC            13.75% (5.00%CDSC)
Without CDSC                    18.75%


                                 Class G Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With sales charge of 4.50%          14.07%
Without sales charge                19.44%


                                 Class H Shares

                            Period December 30, 1996
                        (effective date of registration)
                            through October 31, 1997
With applicable CDSC            13.65% (5.00%CDSC)
Without CDSC                    18.65%


                                                                          APPENDIX I

                                                                             1997


SOURCE                                                      CATEGORY                                             RETURN (%)
Donoghue                                                    Tax-Free Funds                                           4.93
Donoghue                                                    U.S. Treasury Funds                                      4.65
Dow Jones & Company                                         Industrial Index                                        24.87
Lipper                                                      Global Funds                                            13.04
Lipper                                                      Growth Funds                                            25.30
Lipper                                                      Growth & Income Funds                                   27.14
Lipper                                                      Mid Cap Funds                                           19.76
Lipper                                                      U.S. Government Money Market Funds                       4.90
Lipper                                                      Small Cap Funds                                         20.75
S&P                                                         S&P 500 Index                                           33.35
S&P                                                         S&P Utility Index                                       24.65
S&P                                                         Barra Growth                                            36.38
S&P                                                         Barra Value                                             29.99
S&P                                                         Midcap 400                                              19.00
Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                          (31.00)
Bureau of Labor Statistics                                  Consumer Price Index (Inflation)                         1.70
FHLB-San Francisco                                          11th District Cost-of-Funds Index                         N/A
Federal Reserve                                             Six-Month Treasury Bill                                  5.41
Federal Reserve                                             One-Year Constant-Maturity Treasury Rate                  N/A
Federal Reserve                                             Five-Year Constant-Maturity Treasury Rate                 N/A
Frank Russell & Co.                                         Russell 2000 (Registered Mark) Index                    22.36
Frank Russell & Co.                                         Russell 1000 (Registered Mark) Value Index              35.18
Frank Russell & Co.                                         Russell 1000 (Registered Mark) Growth Index             30.49
Bloomberg                                                   N/A                                                       N/A
Credit Lyonnais                                             N/A                                                       N/A
Statistical Abstract of the U.S.                            N/A                                                       N/A
World Economic Outlook                                      N/A                                                       N/A


The Russell 2000 (Registered Mark), the Russell 1000 (Registered Mark) Value Index and the Russell 1000 (Registered Mark) Growth Index are each a trademark/ service mark of the Frank Russell Company. Russell (Trademark symbol) is a trademark of the Frank Russell Company.



Part C.  OTHER INFORMATION

Item 24.           Financial Statements and Exhibits

           (a)     Financial Statements:

                   Included in Part A

                   Summary of Expenses

                   The Fund's Financial History

          Incorporated by reference into Part B are the financial statements contained in the Annual Report for the Registrant's series, Colonial Tax-Managed Growth Fund, dated October 31, 1997 (which were previously filed electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940):

          Fund                                          Accession Number
          ----                                          ----------------
          Colonial Tax-Managed Growth Fund (CTMGF)      0000883163-98-000011

         The Financial Statements contained in such series' Annual Report are as follows:

         Investment Portfolio
         Statement of Assets and Liabilities
         Statement of Operations
         Statement of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements
         Independent Auditors' Report

(b)       Exhibits:
          ---------

              1. Amendment No. 3 to the Agreement and Declaration of Trust (c)

              2.                Amended By-Laws dated 2/16/96 (a)

              3.                Not applicable

              4.                Form of Specimen of Share Certificate - filed as
                                Exhibit 4 in Part C, Item 24(b) of
                                Post-Effective Amendment No. 45 to the
                                Registration Statement on Form N-1A of Colonial Trust IV (File Nos. 2-62492 and 811-2865) and is hereby incorporated by reference and made a part of this Registration Statement

              5. Form of Management Agreement between Colonial Trust I, with respect to CTMGF and Stein Roe & Farnham Incorporated (b)

              6.      (a)       Distributor's Contract with Colonial Investment
                                Services, Inc. (d)

                      (b) Form of Selling Agreement with Liberty Financial Investments, Inc. filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (c) Form of Bank and Bank Affiliated Selling Agreement - filed as Exhibit 6(c)in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (d)       Form of Asset Retention Agreement - filed as
                                Exhibit 6(d) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 10 to the
                                Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

              7.                Not applicable

              8.      (a)       Custody Agreement with Boston Safe Deposit
                                and Trust Company - filed as Exhibit 8 in Part
                                C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and
                                811-6529) and is hereby incorporated by
                                reference and made a part of this Registration
                                Statement

                      (b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company filed as Exhibit 8(a) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (c)       Custody Agreement with The Chase Manhattan Bank
                                - filed as Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (d) Form of Customer, Safekeeping and Procedural Agreements (c)

              9.      (a)       Pricing and Bookkeeping Agreement - filed as
                                Exhibit 9(b) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 10 to the
                                Registration Statement on Form N-1A of Colonial
                                Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (b) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit 9(i)(a) in Part C, Item 24(b) of Post-Effective Amendment No. 29 to the

                                Registration Statement on Form N-1A of Colonial Trust II (File Nos. 2-66976 and 811-3009) and is incorporated by reference and made a part of this Registration Statement

                      (c) Form of Administration Agreement with Colonial Management Associates, Inc. (CTMGF) (b)

                      (d) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended -filed as Exhibit No. 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VII, (File Nos. 33-41559 & 811-6347) and
                                is hereby incorporated by reference and made a part of this Registration Statement

                      (e) Amendment No. 10 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(a)(ii) in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (f) Amendment No. 15 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(a)(ii) in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

                      (g) Form of Colonial Tax-Managed Growth Fund Gift Shares Trust (b)

                      (h) Credit Agreement - filed as Exhibit 9.(f) in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust V (File Nos. 33-12109 & 811-5030) and is hereby incorporated by reference and made a part of this Registration Statement

                      (i) Amendment No. 1 to the Credit Agreement - filed as Exhibit 9(f) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (j) Amendment No. 2 to the Credit Agreement - filed as Exhibit 9(g) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (k) Amendment No. 3 to the Credit Agreement - filed as Exhibit 9(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 and 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (h) Investment Account Application (incorporated herein by reference to the Prospectuses)

              10.               Opinion and Consent of Counsel (b)

              11.               Consent of Independent Accountants

              12.               Not applicable

              13.               Not applicable

              14.    (a)        Form of Colonial Mutual Funds Money Purchase
                                Pension and Profit Sharing Plan Document and
                                Employee Communications Kit - filed as Exhibit
                                14(a) in Part C, Item 24(b) of Post-Effective
                                Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos.
                                2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration
                                Statement

                      (b) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Booklet - filed as Exhibit 14(b) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (c) Form of Colonial IRA Application, Forms, Custodial Agreement and Disclosure Statement and Distribution Form - filed as Exhibit 14(c) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (d) IRA Application and Fact Kit - filed as Exhibit 14(d) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (e) Form of Colonial Mutual Funds Simplified Employee Plan and Salary Reduction Simplified Employee Pension Plan Application and Fact Kit filed as Exhibit 14(e) in

                                Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (f) Form of Colonial of Mutual Funds 401(k) Plan Document, Trust Agreement and IRS Opinion Letter
                                - filed as Exhibit 14.(v) in Part C, Item 24(b) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Colonial Trust II (File Nos. 2-66976 & 811-3009) and is hereby incorporated by reference and made a part of this Registration Statement

                      (g) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit - filed as Exhibit 14.(vi) in Part C, Item 24(b) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Colonial Trust II (File Nos. 2-66976 & 811-3009) and is hereby incorporated by reference and made a part of this Registration Statement

                      (h) Form of Colonial 401(k) Beneficiary Designation and Participant Enrollment Forms - filed as
                                Exhibit 14(h) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 99 to the
                                Registration Statement on Form N-1A of Colonial Trust III (File Nos. 2-15184 & 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

                      (i)       Form of Liberty Simple Ira Plan

                      (j)       Form of Liberty Roth IRA

              15.     (a)       Distribution Plan adopted pursuant to
                                Section 12b-1 of the Investment Company Act of
                                1940, incorporated by reference to the
                                Distributor's Contract filed as Exhibit 6(a) hereto

              16.     (a)       Calculation of Performance Information (CTMGF)

                      (b)       Calculation of Yield (CTMGF)

              17.     (a)       Financial Data Schedule (Class A)(CTMGF)

                      (b)       Financial Data Schedule (Class B)(CTMGF)

                      (c)       Financial Data Schedule (Class C)(CTMGF)

                      (d)       Financial Data Schedule (Class E)(CTMGF)

                      (e)       Financial Data Schedule (Class F)(CTMGF)

                      (f)       Financial Data Schedule (Class G)(CTMGF)

                      (g)       Financial Data Schedule (Class H)(CTMGF)

              18.     (a)       Power of Attorney for: Robert J. Birnbaum,
                                Tom Bleasdale, Lora S. Collins, James E.
                                Grinnell, William D. Ireland, Jr., Richard W.
                                Lowry, William E. Mayer, James L. Moody, Jr.,
                                John J. Neuhauser, George L. Shinn, Robert L.
                                Sullivan and Sinclair Weeks, Jr. - filed as
                                Exhibit 18(a) in Part C, Item 24(b) of
                                Post-Effective Amendment No. 99 to the
                                Registration Statement on Form N-1A of Colonial
                                Trust III (File Nos. 2-15184 and 811-881) and is hereby incorporated by reference and made a part of this Registration Statement

              18.     (b)       Plan pursuant to Rule 18f-3(d) under the
                                Investment Company Act of 1940 (d)

       (a) Incorporated by reference to Post-Effective Amendment No. 40 filed with the Commission via EDGAR on April 15, 1996.

       (b) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996

       (c) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

       (d) Incorporated by reference to Post-Effective Amendment No. 44 filed with the Commission via EDGAR on July 28, 1997.

Item 25.                  Persons Controlled by or under Common Control with
                          Registrant

                          None


Item 26.                  Number of Holders of Securities

(1)                               (2)

Title of Class                    Number of Shareholders of Record as of
--------------                    January 31, 1998
                                  --------------------------------------------

Shares of beneficial interest     1,051          Class A recordholders (CTMGF)
                                  1,821          Class B recordholders (CTMGF)
                                    282          Class C recordholders (CTMGF)
                                     42          Class E recordholders (CTMGF)
                                     48          Class F recordholders (CTMGF)
                                    219          Class G recordholders (CTMGF)
                                    221          Class H recordholders (CTMGF)

Item 27.                  Indemnification

                          See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 28.                  Business and Other Connections of Investment Adviser

The following sets forth business and other connections of Colonial Tax-Managed Growth Fund's investment adviser, Stein Roe & Farnham Incorporated:

Stein Roe & Farnham Incorporated (Manager), the investment manager of the Colonial Tax-Managed Growth Fund, is a wholly owned subsidiary of SteinRoe Services Inc. (SSI), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc. (LFCI), which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance
Company (LMIC). The Manager acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to the Fund, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year history of officers and directors of the Manager, please refer to the Form ADV of the Manager.

Certain directors and officers of the Manager also serve and have during the past two years served in various capacities as officers, directors or trustees of SSI, the SR&F Base Trust or investment companies managed by the Manager, as shown below. (The listed entities are all located at One South Wacker Drive, Chicago, IL 60606; the address of SteinRoe Variable Investment Trust and Liberty Variable Investment Trust is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110 and the address of LFC Utilities Trust is One Financial Center, Boston, MA 02111).

                                                Position Formerly
                                                Held Within Past
                        Current Position            Two Years
SteinRoe Services Inc.:
Gary A. Anetsberger     Vice President
Timothy K. Armour       Vice President
Kenneth J. Kozanda      Vice President;
                        Treasurer
Kenneth R. Leibler      Director
C. Allen Merritt, Jr.   Director; Vice
                        President
Hans P. Ziegler         Director; President;   Vice Chairman
                        Chairman; Vice President

SR&F Base Trust
William D. Andrews      Executive Vice
                        President
Gary A. Anetsberger     Senior Vice President  Treasurer
Timothy K. Armour       President; Trustee
Thomas W. Butch         Executive Vice
                        President
Loren A. Hansen         Executive Vice
                        President
Michael T. Kennedy                             Vice President
Lynn C. Maddox                                 Vice President
Jane M. Naesath                                Vice President
Hans P. Ziegler         Executive Vice
                        President


Stein Roe Income Trust, Stein Roe Institutional Trust and Stein
Roe Trust
William D. Andrews      Executive Vice
                        President
Gary A. Anetsberger     Senior Vice President  Treasurer
Timothy K. Armour       President; Trustee
Thomas W. Butch         Executive Vice         Vice President
                        President
Philip J. Crosley       Vice President
Michael T. Kennedy      Vice President
Loren A. Hansen         Executive Vice
                        President
Stephen F. Lockman      Vice President
Steven P. Luetger                              Vice President
Lynn C. Maddox          Vice President
Anne E. Marcel          Vice President
Jane M. Naeseth         Vice President
Hans P. Ziegler         Executive Vice
                        President

Stein Roe Investment Trust:
William D. Andrews     Executive Vice
                       President
Gary A. Anetsberger    Senior Vice President   Treasurer
Timothy K. Armour      President; Trustee
Bruno Bertocci         Vice President
David P. Brady         Vice President
Thomas W. Butch        Executive Vice          Vice President
                       President
Daniel K. Cantor       Vice President
Philip J. Crosley      Vice President
E. Bruce Dunn                                  Vice President
Erik P. Gustafson      Vice President
Loren A. Hansen        Executive Vice
                       President
David P. Harris        Vice President
Harvey B. Hirschhorn   Vice President
Eric S. Maddix         Vice President
Lynn C. Maddox         Vice President
Anne E. Marcel         Vice President
Arthur J. McQueen      Vice President
Richard B. Peterson    Vice President
M. Gerard Sandel       Vice President
Gloria J. Santella     Vice President
Hans P. Ziegler        Executive Vice
                       President

Stein Roe Municipal Trust:
William D. Andrews     Executive Vice
                       President
Gary A. Anetsberger    Senior Vice President   Treasurer
Timothy K. Armour      President; Trustee
Loren A. Hansen        Executive Vice
                       President
Thomas W. Butch        Executive Vice          Vice President
                       President
Joanne T. Costopoulos  Vice President
Philip J. Crosley      Vice President
Lynn C. Maddox         Vice President
Anne E. Marcel         Vice President
M. Jane McCart         Vice President
Hans P. Ziegler        Executive Vice
                       President

SteinRoe Variable Investment Trust:
Gary A. Anetsberger    Treasurer
Timothy K. Armour      Vice President
E. Bruce Dunn                                  Vice President
Erik P. Gustafson      Vice President
Harvey B. Hirschhorn   Vice President
Michael T. Kennedy     Vice President
Jane M. Naeseth        Vice President
Richard B. Peterson    Vice President

LFC Utilities Trust:
Gary A. Anetsberger    Vice President
Ophelia L. Barsketis   Vice President
Deborah A. Jansen      Vice President

Liberty Variable Investment Trust
Ophelia L. Barsketis   Vice President
Deborah A. Jansen      Vice President

Stein Roe Advisor Trust:

William D. Andrews     Executive Vice
                       President
Gary A. Anetsberger    Senior Vice President   Treasurer
Timothy K. Armour      President; Trustee
David P. Brady         Vice President
Thomas W. Butch        Executive Vice          Vice President
                       President
Daniel K. Cantor       Vice President
Philip J. Crosley      Vice President
E. Bruce Dunn                                  Vice President
Erik P. Gustafson      Vice President
Loren A. Hansen        Executive Vice
                       President
David P. Harris        Vice President
Harvey B. Hirschhorn   Vice President
Michael T. Kennedy     Vice President
Stephen F. Lockman     Vice President
Eric S. Maddix         Vice President
Lynn C. Maddox         Vice President
Anne E. Marcel         Vice President
M. Jane McCart         Vice President
Arthur J. McQueen      Vice President
Richard B. Peterson    Vice President
M. Gerard Sandel       Vice President
Gloria J. Santella     Vice President
Hans P. Ziegler        Executive Vice
                       President

Item 29   Principal Underwriter
-------   ---------------------

(a) Liberty Financial Investments, Inc. (LFII), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFII acts in such capacity for Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Funds and Stein Roe NO-LOAD Funds. LFII is also the sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Armour, Timothy K.     V.P.                  None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blumenfeld, Alex       Regional V.P.         None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           Regional V.P.         None
 Daniel

Claiborne,             Regional V.P.         None
 Douglas

Clapp, Elizabeth A.    Sr. V.P.              None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Regional Sr. V.P.     None

Desilets, Marian       V.P.                  None

Devaney, James         Regional V.P.         None

DiMaio, Steve          V.P.                  None

Donovan, John          Regional V.P.         None

Downey, Christopher    V.P.                  None

Eckelman, Bryan        Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Sr. V.P.              None

Fifield, Robert        Regional V.P.         None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    None
                        of the Board

Goldberg, Matthew      Regional V.P.         None

Guenard, Brian         Regional V.P.         None

Harrington, Tom        Sr. Regional V.P.     None

Hodgkins, Joseph       Sr. Regional V.P.     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Koonce, Michael H.     Dir.; Clerk           Secretary

Libutti, Chris         Regional V.P.         None

McCombs, Gregory       Regional Sr. V.P.     None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Moberly, Ann R.        Regional Sr. V.P.     None

Morner, Patrick        V.P.                  None

Morse, Jonathan        Regional V.P.         None

Nerney, Andrew         Regional V.P.         None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Predmore, Tracy        Regional V.P.         None

Quirk, Frank           V.P.                  None

Reed, Christopher B.   Sr. Regional V.P.     None

Riegel, Joyce          V.P.                  None

Robb, Douglas          Regional V.P.         None

Sandberg, Travis       Regional V.P.         None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Regional V.P.         None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Sideropoulos, Lou      V.P.                  None

Smith, Darren         Regional V.P.          None

Spanos, Gregory J.    Sr. V.P.               None

Studer, Eric          Regional V.P.          None

Sutton, R. Andrew     Regional V.P.          None

Tambone, James        CEO                    None

Tasiopoulos, Lou      President              None

VanEtten, Keith H.    Sr. V.P.               None

Villanova, Paul       Regional V.P.          None

Wallace, John         V.P.                   None

Walter, Heidi         V.P.                   None

Welsh, Stephen        Treasurer              Asst. Treasurer

Wess, Valerie         Regional V.P.          None

Young, Deborah        V.P.                   None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.                   Location of Accounts and Records

                           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Financial Investments, Inc.; Registrant's transfer and dividend disbursing agent, Colonial Investors Service Center, Inc.; and the Registrant's custodian, Boston Safe Deposit and Trust Company. The custodian's address is One Boston Place, Boston, MA 02108-2624.

Item 31.                   Management Services
                           See Item 5, Part A and Item 16, Part B

Item 32.                   Undertakings

                           (a)    Not applicable

                           (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

                           (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's series' latest annual report to shareholders upon request and without charge.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 45 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 27 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 23rd day of February, 1998.

                                COLONIAL TRUST I



                                By:    HAROLD W. COGGER
                                       ----------------
                                       Harold W. Cogger, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                 TITLE                                    DATE
----------                 -----                                    ----

HAROLD W. COGGER           President (chief                         February 23, 1998
----------------           executive officer)
Harold W. Cogger



TIMOTHY J. JACOBY          Treasurer and Chief Financial Officer    February 23, 1998
-----------------          (principal financial officer)
Timothy J. Jacoby



J. KEVIN CONNAUGHTON       Controller and Chief Accounting          February 23, 1998
--------------------       Officer (principal accounting officer)
J. Kevin Connaughton

/s/ROBERT J. BIRNBAUM*          Trustee
----------------------
   Robert J. Birnbaum



/s/TOM BLEASDALE*               Trustee
-----------------
   Tom Bleasdale



/s/LORA S. COLLINS*             Trustee
-------------------
   Lora S. Collins



/s/JAMES E. GRINNELL*           Trustee
---------------------
   James E. Grinnell



/s/WILLIAM D. IRELAND, JR.*     Trustee         */s/ WILLIAM J. BALLOU
---------------------------                     ----------------------
   William D. Ireland, Jr.                           William J. Ballou
                                                     Attorney-in-fact
                                                     For each Trustee
                                                     February 23, 1998

/s/RICHARD W. LOWRY*            Trustee
--------------------
   Richard W. Lowry



/s/WILLIAM E. MAYER*            Trustee
--------------------
   William E. Mayer



/s/JAMES L. MOODY, JR.*         Trustee
-----------------------
   James L. Moody, Jr.



/s/JOHN J. NEUHAUSER*           Trustee
---------------------
   John J. Neuhauser



/s/GEORGE L. SHINN*             Trustee
-------------------
   George L. Shinn



/s/ROBERT L. SULLIVAN*          Trustee
----------------------
   Robert L. Sullivan



/s/SINCLAIR WEEKS, JR.*         Trustee
-----------------------
   Sinclair Weeks, Jr.

                                  Exhibit Index

Exhibit
-------
11.               Consent of Independent Accountants

14.(i)            Form of Liberty Simple Ira Plan

14.(j)            Form of Liberty Roth IRA

16.(a)            Calculation of Performance Information (CTMGF)

16.(b)            Calculation of Yield (CTMGF)

17.(a)            Financial Data Schedule (Class A)(CTMGF)

17.(b)            Financial Data Schedule (Class B)(CTMGF)

17.(c)            Financial Data Schedule (Class C) (CTMGF)

17.(d)            Financial Data Schedule (Class E)(CTMGF)

17.(e)            Financial Data Schedule (Class F)(CTMGF)

17.(f)            Financial Data Schedule (Class G)(CTMGF)

17.(g)            Financial Data Schedule (Class H)(CTMGF)